Note 12 - Share-based Incentive Plan - Summary of Activity for Restricted Stock (Details) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2019 shares
Balance (in shares)	119,656
Granted (in shares)	76,531
Forfeited (in shares)	(7,170)
Vested (in shares)	(63,076)
Balance (in shares)	125,941